Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of significant investments in associates and joint ventures [line items]
Profit/(loss) from equity accounted investments, related impairments and expenses	$ (546)	$ 147	$ 272
Funding provided during the period	(303)
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Profit/(loss) from equity accounted investments, related impairments and expenses	(945)
Funding provided during the period	(96)
Joint ventures [member] | Samarco dam failure [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of loss	(96)
Funding provided during the period	(96)
Other movements	(849)
Change in estimate	(579)
Exchange translation	(7)
Samarco Germano dam decommissioning	$ (263)